[BIPC LETTERHEAD]

July 10, 2017

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Registration Statement on Form 10 for CONSOL Mining Corporation

Ladies and Gentlemen:

On behalf of our client, CONSOL Mining Corporation (“SpinCo”), a Delaware corporation and a wholly owned subsidiary of CONSOL Energy Inc. (“ParentCo”), we are submitting for filing with the U.S. Securities and Exchange Commission a registration statement on Form 10 for the registration of shares of SpinCo’s common stock under Section 12(b) of the U.S. Securities Exchange Act of 1934, as amended, in connection with ParentCo’s planned distribution of shares of SpinCo common stock to ParentCo’s shareholders.

If you have any questions regarding this filing, please contact Jennifer Minter of Buchanan, Ingersoll & Rooney at jennifer.minter@bipc.com or (412) 562-8444, David A. Katz of Wachtell, Lipton, Rosen & Katz at DAKatz@WLRK.com or (212) 403-1309, or Stephanie L. Gill, Vice President and General Counsel of ParentCo, at StephanieGill@consolenergy.com or (724) 485-4234.

Sincerely,

/s/ Jennifer Minter
Jennifer Minter
Buchanan, Ingersoll & Rooney

/s/ David A. Katz
David A. Katz
Wachtell, Lipton, Rosen & Katz